INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Electronic components	$ 5,608	$ 2,930
Finished goods	11,837	5,323
Inventories	$ 17,445	$ 8,253